Nature of the Business and Basis of Presentation	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Nature of the Business and Basis of Presentation

1. Nature of the Business and Basis of Presentation

Aratana Therapeutics, Inc. (the “Company”) (a development stage enterprise) was incorporated on December 1, 2010 under the laws of the State of Delaware. The Company is a biopharmaceutical company focused on the licensing, development and commercialization of innovative prescription medicines for pets (“pet therapeutics”). The Company has licensed and is developing three compounds: a selective prostaglandin E receptor 4 (“EP4”) antagonist (AT-001) for the treatment of pain and inflammation associated with arthritis in dogs and for pain management in cats; a ghrelin agonist (AT-002) for inappetence in cats and dogs; and a bupivacaine liposome injectable suspension (AT-003) for the treatment of post-operative pain in cats and dogs. Since its inception, the Company has devoted substantially all of its efforts to research and development, recruiting management and technical staff, acquiring operating assets and raising capital. Accordingly, the Company is considered to be in the development stage.

The Company is subject to risks common to companies in the biotechnology and pharmaceutical industries. There can be no assurance that the Company’s licensing efforts will identify viable product candidates, that the Company’s research and development will be successfully completed, that adequate protection for the Company’s technology will be obtained, that any products developed will obtain necessary government regulatory approval or that any approved products will be commercially viable. The Company operates in an environment of substantial competition from other animal health companies. In addition, the Company is dependent upon the services of its employees and consultants, as well as third-party contract research organizations and manufacturers.

The Company’s financial statements have been prepared on the basis of continuity of operations, realization of assets and the satisfaction of liabilities in the ordinary course of business. The Company has experienced negative cash flows from operations and has cumulative net losses of $21,934 from inception (December 1, 2010) to December 31, 2012. The future viability of the Company is largely dependent on its ability to generate cash from operating activities or to raise additional capital to finance its operations. The Company’s failure to raise capital as and when needed could have a negative impact on its financial condition and its ability to pursue its business strategies.

The Company may seek additional funding through private financings, or through existing or new license agreements. The Company may not be able to obtain financing on acceptable terms, or at all, and the Company may not be able to enter into additional license arrangements. The terms of any financing may adversely affect the holdings or the rights of the Company’s stockholders. Arrangements with parties to the Company’s license agreements or others may require the Company to relinquish rights to certain of its technologies or product candidates. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects.

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Certain amounts have been reclassified to conform to the current year presentation.